SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Fair value of financial instruments (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Fair Value, Option, Quantitative Disclosures [Line Items]
Retained Earnings (Accumulated Deficit)	¥ (413,987)	$ (64,118)	¥ (356,951)
Accumulated Other Comprehensive Income (Loss), Net of Tax	4,259	$ 660	4,795
Fair value of the convertible loans	¥ 5,674		¥ 2,232